ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Accounts receivable - Sino-foreign Jointly Managed Academic Programs	$ 339,466	$ 37,296
Accounts receivable - Overseas Study Consulting Services	0	480,895
Less: allowance for doubtful accounts	0	0
Accounts receivable, net	$ 339,466	$ 518,191